Amplify SILJ Covered Call ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 61.6%		Shares	Value
Materials - 61.6% (a)
Cia de Minas Buenaventura SAA - ADR (b)		29,461	$819,900
Endeavour Silver Corp. (b)(c)		129,316	1,215,570
First Majestic Silver Corp. (b)		90,588	1,509,196
Fortuna Mining Corp. (b)(c)		85,064	834,478
Franco-Nevada Corp. (b)		3,488	722,993
Hecla Mining Co. (b)		101,337	1,944,657
McEwen, Inc. (b)(c)		74,313	1,375,533
OR Royalties, Inc. (b)		22,408	793,019
Pan American Silver Corp. (b)		17,383	900,613
Royal Gold, Inc. (b)		3,376	750,451
Seabridge Gold, Inc. (b)(c)		46,396	1,372,858
Skeena Resources Ltd. (c)		34,770	825,092
Wheaton Precious Metals Corp. (b)		8,413	988,696
TOTAL COMMON STOCKS (Cost $12,270,782)			14,053,056

AFFILIATED EXCHANGE TRADED FUNDS - 23.6%		Shares	Value
Amplify Junior Silver Miners ETF (b)(d)(e)		194,182	5,373,016
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $4,680,961)			5,373,016

PURCHASED OPTIONS - 6.4% (c)	Notional Amount	Contracts	Value
Call Options - 6.4% (f)(g)
Amplify Junior Silver Miners ETF
Expiration: 01/16/2026; Exercise Price: $30.00 (e)	$1,192,577	431	30,170
Expiration: 01/16/2026; Exercise Price: $33.00 (e)	3,004,962	1,086	40,725
Cia de Minas Buenaventura SAA
Expiration: 01/16/2026; Exercise Price: $31.00	111,320	40	2,100
Expiration: 01/16/2026; Exercise Price: $33.00	706,882	254	7,620
First Majestic Silver Corp., Expiration: 01/16/2026; Exercise Price: $18.00	$1,507,730	905	52,943
Hecla Mining Co., Expiration: 01/16/2026; Exercise Price: $21.00	1,943,947	1,013	60,274
iShares Silver Trust
Expiration: 01/16/2026; Exercise Price: $46.00	3,098,602	481	888,647
Expiration: 01/16/2026; Exercise Price: $57.50	1,919,716	298	238,400
Expiration: 01/16/2026; Exercise Price: $60.00	380,078	59	36,728
Expiration: 01/16/2026; Exercise Price: $64.00	367,194	57	22,515
Expiration: 01/16/2026; Exercise Price: $69.50	431,614	67	13,500
McEwen, Inc., Expiration: 01/16/2026; Exercise Price: $23.00	1,375,293	743	7,430
Pan American Silver Corp.
Expiration: 01/16/2026; Exercise Price: $55.00	771,969	149	18,625
Expiration: 01/16/2026; Exercise Price: $61.00	124,344	24	960
Royal Gold, Inc.
Expiration: 01/16/2026; Exercise Price: $250.00	600,183	27	945
Expiration: 01/16/2026; Exercise Price: $260.00	133,374	6	75
Seabridge Gold, Inc., Expiration: 01/16/2026; Exercise Price: $33.00	1,370,017	463	24,307
Wheaton Precious Metals Corp.
Expiration: 01/16/2026; Exercise Price: $130.00	728,624	62	5,270
Expiration: 01/16/2026; Exercise Price: $135.00	258,544	22	1,045
TOTAL PURCHASED OPTIONS (Cost $767,485)			1,452,279

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.67% (h)		3,972,799	3,972,799
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,972,799)			3,972,799

MONEY MARKET FUNDS - 10.9%		Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.86% (h)		2,494,698	2,494,698
TOTAL MONEY MARKET FUNDS (Cost $2,494,698)			2,494,698

U.S. TREASURY BILLS - 4.2%		Par	Value
3.84%, 02/19/2026 (i)		410,000	408,056
3.68%, 07/09/2026 (i)		330,000	324,184
3.59%, 08/06/2026 (i)		221,000	216,491
TOTAL U.S. TREASURY BILLS (Cost $948,085)			948,731

TOTAL INVESTMENTS - 124.1% (Cost $25,134,810)			28,294,579
Liabilities in Excess of Other Assets - (24.1)%			(5,498,249)
TOTAL NET ASSETS - 100.0%			$22,796,330

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $3,797,099.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	100 shares per contract.
(g)	Exchange-traded.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(i)	The rate shown is the annualized yield as of December 31, 2025.

Amplify SILJ Covered Call ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.1)%	Notional Amount	Contracts	Value
Call Options - (4.1)% (a)(b)
Amplify Junior Silver Miners ETF (c)
Expiration: 01/16/2026; Exercise Price: $28.00	$(1,192,577)	(431)	$(59,263)
Expiration: 01/16/2026; Exercise Price: $31.00	(4,178,170)	(1,510)	(71,725)
Cia de Minas Buenaventura SAA
Expiration: 01/16/2026; Exercise Price: $28.00	(111,320)	(40)	(5,500)
Expiration: 01/16/2026; Exercise Price: $30.00	(706,882)	(254)	(14,605)
Endeavour Silver Corp., Expiration: 01/16/2026; Exercise Price: $12.50	(1,215,420)	(1,293)	(12,930)
First Majestic Silver Corp., Expiration: 01/16/2026; Exercise Price: $17.00	(1,507,730)	(905)	(83,713)
Fortuna Mining Corp.
Expiration: 01/16/2026; Exercise Price: $10.00	(646,479)	(659)	(24,712)
Expiration: 01/16/2026; Exercise Price: $12.50	(187,371)	(191)	(477)
Franco-Nevada Corp., Expiration: 01/16/2026; Exercise Price: $230.00	(704,752)	(34)	(2,465)
Hecla Mining Co., Expiration: 01/16/2026; Exercise Price: $20.00	(1,943,947)	(1,013)	(88,131)
iShares Silver Trust
Expiration: 01/16/2026; Exercise Price: $54.50	(1,919,716)	(298)	(312,900)
Expiration: 01/16/2026; Exercise Price: $57.00	(380,078)	(59)	(49,560)
Expiration: 01/16/2026; Exercise Price: $60.50	(367,194)	(57)	(33,488)
Expiration: 01/16/2026; Exercise Price: $66.00	(431,614)	(67)	(20,770)
McEwen, Inc., Expiration: 01/16/2026; Exercise Price: $21.00	(1,375,293)	(743)	(18,575)
OR Royalties, Inc., Expiration: 01/16/2026; Exercise Price: $40.00	(792,736)	(224)	(3,920)
Pan American Silver Corp.
Expiration: 01/16/2026; Exercise Price: $50.00	(771,969)	(149)	(50,660)
Expiration: 01/16/2026; Exercise Price: $57.00	(124,344)	(24)	(2,040)
Royal Gold, Inc.
Expiration: 01/16/2026; Exercise Price: $230.00	(600,183)	(27)	(7,897)
Expiration: 01/16/2026; Exercise Price: $240.00	(133,374)	(6)	(555)
Seabridge Gold, Inc., Expiration: 01/16/2026; Exercise Price: $31.00	(1,370,017)	(463)	(45,142)
Wheaton Precious Metals Corp.
Expiration: 01/16/2026; Exercise Price: $120.00	(728,624)	(62)	(19,220)
Expiration: 01/16/2026; Exercise Price: $125.00	(258,544)	(22)	(3,520)
Total Call Options			(931,768)

Put Options - (0.0)% (d)
iShares Silver Trust, Expiration: 01/16/2026; Exercise Price: $46.01 (a)(b)	(3,098,602)	(481)	(4,108)
TOTAL WRITTEN OPTIONS (Premiums received $914,426)			$(935,876)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify SILJ Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,053,056	$–	$–	$14,053,056
Affiliated Exchange Traded Funds	5,373,016	–	–	5,373,016
Purchased Options	–	1,452,279	–	1,452,279
Investments Purchased with Proceeds from Securities Lending	3,972,799	–	–	3,972,799
Money Market Funds	2,494,698	–	–	2,494,698
U.S. Treasury Bills	–	948,731	–	948,731
Total Investments	$25,893,569	$2,401,010	$–	$28,294,579

Liabilities:
Investments:
Written Options	$–	$(935,876)	$–	$(935,876)
Total Investments	$–	$(935,876)	$–	$(935,876)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify SILJ Covered Call ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Junior Silver Miners ETF	$1,745,165	$3,520,615	$(395,507)	$41,327	$461,416	$5,373,016	194,182	$96,069	$–